OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 8:-	OTHER PAYABLES AND ACCRUED EXPENSES
	December 31,
	2012	2013

Accrued expenses and other	$4,461	$5,335
Subcontractors accrual	1,975	2,582
Accrued Taxes	1,918	2,739

	$8,354	$10,656